Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morningstar Global Market Large-Mid Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Morningstar Global Market Large-Mid Cap Index (reflects no deduction for fees, expenses or taxes)*
Average Annual Return, Percent	[2]		22.48%	10.96%	11.60%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
ICE BofA US 3-Month US Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA US 3-Month US Treasury Bill Index
Average Annual Return, Percent			4.18%	3.17%	2.18%
Morningstar Global Market Large-Mid Cap Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Morningstar Global Market Large-Mid Cap Index* (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		22.48%	10.96%	11.60%
Balanced Index (60% S&P 500/40% Bloomberg US Aggregate Bond Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Balanced Index (60% S&P 500/40% Bloomberg US Aggregate Bond Index)
Average Annual Return, Percent			13.70%	8.47%	9.78%
FundX ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.32%	8.51%	10.83%
FundX ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			12.20%	6.88%	9.40%
FundX ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.37%	6.34%	8.48%
FundX Aggressive ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.59%	7.86%	9.82%
FundX Aggressive ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.43%	6.19%	8.29%
FundX Aggressive ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.15%	5.76%	7.49%
FundX Flexible ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.44%	0.73%	2.10%
FundX Flexible ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(1.23%)	(1.37%)	0.34%
FundX Flexible ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.51%	(0.29%)	0.89%
FundX Conservative ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.67%	5.82%	7.28%
FundX Conservative ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.63%	4.25%	5.84%
FundX Conservative ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.69%	4.10%	5.39%

[1]	The inception date of the Morningstar Global Markets Large-Mid Cap Index is November 15, 2016, and the performance inception date of the index is June 30, 1998. Returns prior to the inception date have been synthetically calculated by the index provider.
[2]	The inception date of the Morningstar Global Markets Large-Mid Cap Index is November 15, 2016, and the performance inception date of the index is June 30, 1998. Returns prior to the inception date have been synthetically calculated by the index provider.
[3]	The inception date of the Morningstar Global Markets Large-Mid Cap Index is November 15, 2016, and the performance inception date of the index is June 30, 1998. Returns prior to the inception date have been synthetically calculated by the index provider.